Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Arrangement Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 0	$ 1,600	$ 1,872	$ 7,598
Transaction Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	551	1,278	1,605	4,890
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	1,154	1,073	3,293	3,221
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	650	2,600	650	7,800
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 546	$ 978	$ 2,131	$ 6,614